Total Unrecognized Compensation Costs Related to Non-Vested Stock-Based Compensation Arrangements (Detail) (USD $)	12 Months Ended	0 Months Ended
	Jan. 31, 2014	Dec. 13, 2014	Jan. 15, 2015	Dec. 31, 2014	Mar. 31, 2014
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost	$ 282,176
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Common stock options
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost			118,194	193,376	99,732
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		9 months 18 days
Restricted stock
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost				139,400	201,380
ACO Plan restricted stock
Employee Service Share -Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized [Line Items]
Unrecognized compensation cost			$ 15,736	$ 48,846	$ 10,525
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year